Employee Benefit Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Employee Benefit Plans
Employee Benefit Plans

Note 15. Employee Benefit Plans

Contributions expensed and included in compensation on our Consolidated Statements of Comprehensive Income for employee benefit plans are detailed below:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2016	2015	2016	2015
401(k) Plan (a)	$1,010	$651	$2,768	$2,386
Profit Share Plan (b)	—	62	220	438
Provident Plan (c)	132	112	396	316
Total	$1,142	$825	$3,384	$3,140

(a)

We sponsor defined contribution retirement plans in accordance with Section 401(k) of the Internal Revenue Code, which cover substantially all U.S. employees, subject to certain minimum age and service requirements. The plans provide for a contribution based on a percentage of eligible employee contributions.

(b)

We had a nonqualified profit sharing incentive compensation plan for certain eligible employees. Contributions were made within 90 days following the last day of the plan to a brokerage account in an amount determined at our discretion for employees who had completed 1,000 hours of service and were employed at the time of the contribution. This plan was discontinued after the 2014 plan year, with the final payout occurring in June

2016 and therefore we did not have a liability under the plan as of September 30, 2016. Our liability under the plan was $893 at December 31, 2015, which is included in accrued compensation costs in the accompanying Consolidated Balance Sheets.

(c)

Eligible employees of our subsidiary located in India are covered by the Provident Fund, contributions which are based on a percentage of eligible employees’ salaries, and the Payment of Gratuity Act, which provides for benefits to be paid to eligible employees upon termination of employment (collectively, the “India Plan”). Benefits under the Plan are administered by the Indian Government. As of September 30, 2016 and December 31, 2015 we had an accrued benefit obligation relating to the India Plan of $714 and $535, respectively.

Note 19. Employee Benefit Plans

Contributions expensed and included in compensation on our Consolidated Statements of Comprehensive Income (Loss) for employee benefit plans are detailed below:

	Year ended December 31,
	2015	2014
401(k) Plan(a)	$3,053	$1,604
Profit Share Plan(b)	539	416
Provident Plan(c)	427	179
Total	$4,019	$2,199
(a)

We sponsor defined contribution retirement plans in accordance with Section 401(k) of the Internal Revenue Code, which cover substantially all U.S. employees, subject to certain minimum age and service requirements. The plans provide for a contribution based on a percentage of eligible employee contributions.

(b)

In connection with the Connolly iHealth Merger, we inherited a nonqualified profit sharing incentive compensation plan for certain eligible employees. Contributions are made within 90 days following the last day of the plan to a brokerage account in an amount determined at our discretion for employees who have completed 1,000 hours of service and are employed at the time of the contribution. Our liability under the plan totaled $893 and $1,171 at December 31, 2015 and 2014, respectively, which is included in accrued compensation costs in the accompanying Consolidated Balance Sheets.

(c)

Eligible employees of our subsidiaries located in India, acquired as part of the Connolly iHealth Merger, are covered by the Provident Fund, contributions which are based on a percentage of eligible employees’ salaries, and the Payment of Gratuity Act, which provides for benefits to be paid to eligible employees upon termination of employment (collectively, the “India Plans”). Benefits under the Plan are administered by the Indian Government. As of December 31, 2015 and 2014 we had an accrued benefit obligation relating to the India Plans of $535 and $441, respectively.